Schedule of Debt Maturities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Remainder of Fiscal Year	$ 1,393
Year One		1,153
Year Two
Year Three
Year Four	2,183
After Four Years
Year Five		1,933
After Five Years
Total debt	$ 3,576	$ 3,086